Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cost of sales [Line Items]
Depreciation and amortization	$ 176,781	$ 187,211	$ 189,620
OEFA and OSINERGMIN contributions	17,733	12,974	11,749
WIP stockpile write-offs	29,842	30,774
Cost of sales	763,473	813,106	652,613
Sociedad Minera Cerro Verde S.A.A.
Disclosure of cost of sales [Line Items]
Materials and supplies	915,323	698,246	581,658
Depreciation and amortization	492,042	471,759	451,001
Labor	343,575	425,524	288,104
Energy	243,549	194,982	200,794
Third parties services	246,247	220,920	164,590
Incremental costs related to COVID-19 pandemic	43,672	89,050	95,702
Change in finished goods inventory	(10,368)	(6,129)	10,391
Change in work in process inventory	(1,358)	(16,609)	(49,575)
Depreciation for right-of-use assets	12,708	12,459	11,320
Variable lease payments, low-value and short-term leases	13,369	5,806	7,399
OEFA and OSINERGMIN contributions	9,308	10,334	5,889
WIP stockpile write-offs	7,668	0	0
Management Fees	2,540	2,352	2,000
Other costs	49,492	46,394	39,982
Cost of sales	$ 2,367,767	$ 2,155,088	$ 1,809,255